Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 2,539,403	$ 4,292,122	$ 1,492,871
Accounts receivable	456,690		2,385
Prepaids	906,597	959,611	6,000
Other assets	56,606	491,733
Total current assets	3,959,296	5,743,466	1,501,256
Equipment, net	4,032,407	3,532,659	21,874
Total assets	7,991,703	9,276,125	1,523,130
Current liabilities:
Accounts payable	821,719	677,031	176,705
Accrued expenses	1,551,705	1,223,600	215,737
Current portion of notes payable	157,405	187,315
Current portion of lease payable	538,187	428,050
Total current liabilities	3,069,016	2,515,996	392,442
Long term lease payable	2,505,275	2,721,114
Commitments and contingencies
Stockholders' equity
Common stock value	3,988	3,985	673
Preferred stock, $0 par value, zero and 1,050,000 shares issued and outstanding at December 31, 2013 and 2012, respectively			3,496,500
Additional paid-in capital	10,235,066	10,007,490	55,561
Accumulated other comprehensive income		25,749
Accumulated deficit	(7,821,642)	(5,998,209)	(2,422,046)
Total stockholders' equity	2,417,412	4,039,015	1,130,688
Total liabilities and stockholders' equity	$ 7,991,703	$ 9,276,125	$ 1,523,130